Exhibit 99.1

Investor Certificateholders' Monthly Statement

Discover Card Master Trust I

Series 2007-CC Monthly Statement

Distribution Date: October 15, 2012                                                                                                                                                                                                                      Month Ending: September 30, 2012

Pursuant to the Series Supplement dated as of July 26, 2007, as amended, relating to the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee (the "Pooling and Servicing Agreement") the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Discover Card Master Trust I (the "Master Trust"). We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement. The Pooling and Servicing Agreement and the Series Supplement were filed with the Securities and Exchange Commission as follows:

Second Amended and Restated Pooling			As Exhibit 4.1 to the Current Report on Form 8-K filed on June 4, 2010 under file
and Servicing Agreement			number 333-141703-02, as amended.

Series Supplement			As Exhibit 4.3 to the Current Report on Form 8-K filed on July 27, 2007 under file
			number 333-141703-02, as amended.

1	.	Principal Receivables for September, 2012		Beginning Balances	Ending Balances
		(a)	Aggregate Investor Interest (including Series	$20,442,006,928.00	$20,442,006,928.00
			2007-CC Investor Interest)

			Seller Interest	$12,682,871,093.13	$12,429,362,447.28

			Total Master Trust	$33,124,878,021.13	$32,871,369,375.28

		(b)	Group One Investor Interest	$20,442,006,928.00	$20,442,006,928.00

		(c)	Series 2007-CC Investor Interest	$18,153,409,091.00	$18,153,409,091.00

		(d)	Total Master Trust # of Accounts	20,564,487	20,338,465

		(e)	Minimum Principal Receivables Balance at the end of month (1)		$21,980,652,610.75

		(f)	Amount by which Master Trust Principal Receivables Exceeded
			the Minimum Principal Receivables Balance at the end of month		$10,890,716,764.53

		(g)	Percentage of the Principal Receivables that reflect Seller Interest		37.81%

2	.	Allocation Percentages at the beginning of September, 2012		(after giving effect to any increases in the Aggregate Investor
		Interest or the Series 2007-CC Investor Interest occurring during the month)

		(a)	Series 2007-CC Finance Charge Collections Allocation Percentage		54.8029%

		(b)	Series 2007-CC Principal Collections Allocation Percentage		54.8029%

		(c)	Series 2007-CC Charge-Off Allocation Percentage		54.8029%

		(d)	Series 2007-CC Interchange Allocation Percentage		54.8029%

3	.	Allocation of Receivables and other amounts collected during September, 2012

		Finance Charge Collections		Principal Collections	Interchange

		(a) Allocation between Investors and Seller:

		Aggregate Investor Allocation	$266,804,625.76	$4,311,519,783.49	$66,308,693.80
		(including Series 2007-CC Allocation)

		Seller Allocation	$165,534,397.60	$2,675,009,206.02	$41,140,102.63

		(b) Group One Allocation	$266,804,625.76	$4,311,519,783.49	$66,308,693.80

		(c) Series 2007-CC Allocation	$236,934,322.63	$3,828,820,495.59	$58,885,056.46

		(d) Reallocation to Series 2007-CC from	$0.00	$0.00	$0.00
		Other Series

		(e) Reallocation from Series 2007-CC to	$0.00	$0.00	$0.00
		Other Series

		(f) Discount Series Principal Collections, as applicable, available
		to other series in Group One, including Series 2007-CC, through
		reallocation to cover shortfalls in interest and servicing
		fees and to reimburse charge-offs	$0.00	N/A	N/A

		(g) Discount Series Principal Collections, as applicable, described
		in 3(f) above, that are included in the calculation of Excess
		Spread Amount for Series 2007-CC	$0.00	N/A	N/A

		(h) Group One Portfolio Yield as an annualized percentage	14.45%	N/A	3.89%
		of the Aggregate Investor Interest (FCC yield excludes
		principal recoveries)

		(i) Group One Portfolio Yield from Discount Series Principal
		Collections, as applicable, available to other series in Group One,
		including Series 2007-CC	0.00%	N/A	N/A

		(j) Series 2007-CC Portfolio Yield as an annualized	14.45%	N/A	3.89%
		percentage of the Series Investor Interest (FCC yield
		excludes principal recoveries)

		(k) Principal Collections as a monthly percentage of Master Trust Receivables			20.84%
		at the beginning of September, 2012

		(l) Finance Charge Collections as a monthly percentage of Master Trust Receivables			1.29%
		at the beginning of September, 2012

		(m) Total Collections as a monthly percentage of Master Trust Receivables			22.13%
		at the beginning of September, 2012

		(n) Interchange as a monthly percentage of Master Trust Receivables			0.32%
		at the beginning of September, 2012

		(o) Total Collections and Interchange as a monthly percentage of Master Trust Receivables			22.45%
		at the beginning of September, 2012

		(p) Discount Series Principal Collections, as applicable, included in item 3(k) above, available
		to be used as Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of September, 2012			0.00%

		(q) Trust Collections deposited for the month (2)		Prior Month	September, 2012
				$63,955,814.32	$61,844,896.89

4	.	Investor Charged-Off Amount				Cumulative Reductions in Series
						Investor Interests Due to
					September, 2012	Investor Charged-Off Amounts

		(a)	Group One		$57,922,480.27	$0.00

		(b)	Series 2007-CC		$51,437,727.48	$0.00

		(c)	As an annualized percentage of		3.40%	N/A
			Principal Receivables at the
			beginning of September, 2012

5	.	Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date

		(a) Group One				$34,070,011.55

		(b) Series 2007-CC				$30,255,681.82

6	.	Delinquency Summary

		Master Trust Receivables Outstanding at the end of September, 2012				$$33,264,642,352.02

				Number of	Delinquent Amount	Percentage of Ending
			Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
			30-59 Days	30,658	$180,325,663.22	0.54%
			60-89 Days	21,288	$133,439,880.26	0.40%
			90-119 Days	16,512	$109,884,513.43	0.33%
			120-149 Days	13,668	$95,512,728.34	0.29%
			150-179 Days	12,146	$86,870,013.52	0.26%
			180+ Days	0	$0.00	0.00%
			Total	94,272	$606,032,798.77	1.82%

7	.	Investor Principal Charge-Offs on this Distribution Date(3)			Amount	Rate

		(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor		$57,922,480.27	3.40%
			Principal Receivables at the beginning of September, 2012)

		(b)	Recoveries (rate shown as an annualized percentage of Investor		$20,598,525.22	1.21%
			Principal Receivables at the beginning of September, 2012)

		(c)	Net Charge-offs (rate shown as an annualized percentage of Investor		$37,323,955.05	2.19%
			Principal Receivables at the beginning of September, 2012)

U.S. Bank National Association
as Trustee

By
_____________________________
Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Master Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur. This would also cause an early redemption event for the notes issued by Discover Card Execution Note Trust.

(2) Only the portion of Master Trust Collections required to be deposited under the Master Trust's Required Daily Deposit provisions will typically be deposited in the Master Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates or Notes are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Master Trust performance.

(3) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.